Securities	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Securities
Note 2: Securities
Classification of Securities
The bank’s fair value through profit or loss (“FVTPL”) securities of $13,790 million ($13,704 million as at October 31, 2019) are comprised of $2,411 million mandatorily measured at fair value and $11,379 million investment securities held by insurance
subsidiaries

designated at fair value ($2,899 million and $10,805 million, respectively, as at October 31, 2019).
Our fair value through other comprehensive income (“FVOCI”) securities totalling $74,101 million ($64,515 million as at October 31, 2019), are net of allowance for credit losses of $2 million ($2 million as at October 31, 2019).
Amortized cost securities totalling $25,045 million ($24,472 million as at October 31, 2019), are net of allowance for credit losses of $1 million ($1 million as at October 31, 2019).
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	January 31, 2020				October 31, 2019
	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	13,430	81	3	13,508	11,876	72	4	11,944
Canadian provincial and municipal governments	5,611	107	-	5,718	5,907	106	1	6,012
U.S. federal government	21,940	768	1	22,707	15,363	617	5	15,975
U.S. states, municipalities and agencies	3,857	92	2	3,947	4,091	74	4	4,161
Other governments	7,043	177	-	7,220	7,179	158	2	7,335
National Housing Act (NHA) mortgage-backed securities (MBS)	1,597	18	1	1,614	1,953	18	1	1,970
U.S. agency MBS and collateralized mortgage obligations (CMO)	13,968	154	40	14,082	11,966	106	42	12,030
Corporate debt	5,108	117	1	5,224	4,899	110	2	5,007
Corporate equity	79	2	-	81	79	2	-	81
Total	72,633	1,516	48	74,101	63,313	1,263	61	64,515
  Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Interest Income on Debt Securities
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended
	January 31, 2020	January 31, 2019
FVOCI - Debt	355	392
Amortized cost	134	40
Total	489	432